General and administrative expenses (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
General and Administrative Expenses (CHF million)
Occupancy expenses	1,177	1,186	1,220
IT, machinery, etc.	1,446	1,517	1,469
Provisions and losses	2,783	2,136	694
Travel and entertainment	353	355	394
Professional services	2,381	1,952	1,919
Amortization and impairment of other intangible assets	24	25	36
Goodwill impairment	0	12	0
Other	1,370	1,416	1,514
General and administrative expenses	9,534	8,599	7,246
Bank
General and Administrative Expenses (CHF million)
Occupancy expenses	1,161	1,168	1,191
IT, machinery, etc.	1,436	1,508	1,456
Provisions and losses	2,782	2,136	682
Travel and entertainment	339	342	380
Professional services	2,338	1,912	1,868
Amortization and impairment of other intangible assets	24	25	28
Goodwill impairment	0	12	0
Other	1,493	1,551	1,600
General and administrative expenses	9,573	8,654	7,205